Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	330,133,234.22	20,676
Yield Supplement Overcollateralization Amount 08/31/24	19,508,047.98	0
Receivables Balance 08/31/24	349,641,282.20	20,676
Principal Payments	15,694,116.71	371
Defaulted Receivables	827,466.08	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	18,190,533.82	0
Pool Balance at 09/30/24	314,929,165.59	20,274

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.73%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,980,444.08	347
Past Due 61-90 days	2,446,272.59	108
Past Due 91-120 days	356,855.37	14
Past Due 121+ days	0.00	0
Total	10,783,572.04	469

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	539,251.00
Aggregate Net Losses/(Gains) - September 2024	288,215.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.99%
Prior Net Losses/(Gains) Ratio	0.28%
Second Prior Net Losses/(Gains) Ratio	0.39%
Third Prior Net Losses/(Gains) Ratio	0.39%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.52%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.48%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	37.51

Flow of Funds	$ Amount
Collections	17,530,907.94
Investment Earnings on Cash Accounts	22,914.23
Servicing Fee	(291,367.74)
Transfer to Collection Account	-
Available Funds	17,262,454.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	775,190.65
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	10,288,210.23
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,150,690.98

Total Distributions of Available Funds	17,262,454.43

Servicing Fee	291,367.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	325,217,375.82
Principal Paid	15,204,068.63
Note Balance @ 10/15/24	310,013,307.19

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2a
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2b
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-3
Note Balance @ 09/16/24	191,047,375.82
Principal Paid	15,204,068.63
Note Balance @ 10/15/24	175,843,307.19
Note Factor @ 10/15/24	66.1065065%

Class A-4
Note Balance @ 09/16/24	89,920,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	89,920,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	29,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	29,500,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	14,750,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	14,750,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	907,694.82
Total Principal Paid	15,204,068.63
Total Paid	16,111,763.45

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	5.34207%
Coupon	5.91207%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	517,419.98
Principal Paid	15,204,068.63
Total Paid to A-3 Holders	15,721,488.61

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9232328
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.4643334
Total Distribution Amount	16.3875662

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.9451879
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.1581527
Total A-3 Distribution Amount	59.1033406

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	676.67
Noteholders' Principal Distributable Amount	323.33

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	4,915,858.40
Investment Earnings	20,363.64
Investment Earnings Paid	(20,363.64)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,448,567.47	$2,530,955.70	3,882,632.86
Number of Extensions	103	112	160
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.69%	1.01%